Inventory	6 Months Ended
Jul. 31, 2022
Inventory
Inventory

Note 7 – Inventory

At July 31, 2022 and January 31, 2022, inventory is entirely comprised of finished goods inventory. Finished goods inventory primarily consists of hardware and related parts for mobile asset units held for sale. For both the three and six month periods ended July 31, 2022, the provision for excess or obsolete inventories recorded in cost of revenues was nominal, compared to nominal during the same periods of fiscal 2022.